Segment Reporting - Summary of Operating Segment (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Total consolidated revenues	¥ 7,692,342,304	$ 1,118,804,785	¥ 4,775,366,052	¥ 1,442,846,339
Financing income	3,535,275,780	514,184,536	3,642,183,767	1,271,455,857
Total consolidated income from operations	2,689,368,146	391,152,374	2,421,225,803	713,074,210
Unallocated expenses	57,981,487	8,433,058	64,055,851	22,133,620
Total other expense, net	(40,321,415)	(5,864,507)	(1,220,980)	(9,581,142)
Net income before income taxes	2,649,046,731	385,287,867	2,420,004,823	703,493,068
Sales Commission Fee [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	307,492,444	44,722,921	797,167,074	126,693,335
Penalty fees {Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	28,012,630	4,074,268	7,922,387	22,943,166
Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	2,174,788,821	316,309,915	26,083,472
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	7,692,342,304	1,118,804,785	4,775,366,052	1,442,846,339
Total consolidated income from operations	2,747,349,633	399,585,432	2,421,651,583	713,074,210
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Unallocated expenses	(57,981,487)	(8,433,058)	(425,780)
Installment Credit Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	5,405,029,804	786,128,980	4,749,249,922	1,442,846,339
Financing income	3,452,148,166	502,094,126	3,642,151,122	1,271,455,857
Loan facilitation income and others	1,617,497,281	235,255,222	302,009,352	21,753,981
Total consolidated income from operations	3,170,766,608	461,168,877	2,454,048,135	713,074,210
Installment Credit Services [Member] | Operating Segments [Member] | Sales Commission Fee [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	307,492,444	44,722,921	797,167,074	126,693,335
Installment Credit Services [Member] | Operating Segments [Member] | Penalty fees {Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	27,891,913	4,056,711	7,922,374	¥ 22,943,166
Automobile Financing Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	2,287,312,500	332,675,805	26,116,130
Financing income	83,127,614	12,090,410	32,645
Loan facilitation income and others	29,275,348	4,257,923
Total consolidated income from operations	(423,416,975)	(61,583,445)	(32,396,552)
Automobile Financing Services [Member] | Operating Segments [Member] | Penalty fees {Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	120,717	17,557	13
Automobile Financing Services [Member] | Operating Segments [Member] | Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	¥ 2,174,788,821	$ 316,309,915	¥ 26,083,472